American Century Investments®
Quarterly Portfolio Holdings
NT Global Real Estate Fund
July 31, 2020

NT Global Real Estate - Schedule of Investments
JULY 31, 2020 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.5%
Australia — 6.1%
Charter Hall Group	969,338	7,322,351
Goodman Group	828,513	10,015,782
Stockland	1,703,625	3,878,659
		21,216,792
Belgium — 1.5%
Shurgard Self Storage SA	46,377	1,822,218
VGP NV	24,910	3,452,565
		5,274,783
Canada — 1.7%
Canadian Apartment Properties REIT	68,043	2,467,317
Chartwell Retirement Residences	446,386	3,289,283
		5,756,600
China — 5.7%
A-Living Services Co. Ltd., H Shares	781,250	4,423,660
Ever Sunshine Lifestyle Services Group Ltd.	1,884,000	3,626,272
GDS Holdings Ltd., ADR(1)	110,618	8,881,519
Shimao Group Holdings Ltd.	662,000	2,810,370
		19,741,821
France — 0.3%
Unibail-Rodamco-Westfield(2)	20,886	1,096,422
Germany — 0.7%
Aroundtown SA(1)	392,498	2,367,612
Hong Kong — 1.6%
ESR Cayman Ltd.(1)	970,200	2,392,169
Link REIT	433,100	3,335,346
		5,727,515
India — 0.6%
Embassy Office Parks REIT	451,200	2,163,843
Japan — 9.5%
Comforia Residential REIT, Inc.	1,239	3,886,914
GLP J-Reit	2,203	3,676,093
Invesco Office J-Reit, Inc.	25,396	3,006,640
Invincible Investment Corp.	15,513	3,603,455
Mitsui Fudosan Logistics Park, Inc.	1,251	6,830,650
Open House Co. Ltd.	102,600	2,915,630
Orix JREIT, Inc.	3,211	4,139,891
SOSiLA Logistics REIT, Inc.	3,503	5,001,792
		33,061,065
Singapore — 2.2%
Mapletree Industrial Trust	2,460,600	5,885,977
Mapletree Logistics Trust	1,124,900	1,736,837
		7,622,814
Spain — 2.1%
Cellnex Telecom SA	81,630	5,134,919
Inmobiliaria Colonial Socimi SA	251,645	2,151,902
		7,286,821
Sweden — 0.5%
Samhallsbyggnadsbolaget i Norden AB(2)	628,186	1,707,802

United Kingdom — 4.2%
Safestore Holdings plc	230,884	2,317,714
Segro plc	663,628	8,453,196
Taylor Wimpey plc	2,492,358	3,888,080
		14,658,990
United States — 62.8%
AGNC Investment Corp.	188,775	2,567,340
Agree Realty Corp.	58,763	3,935,358
Alexandria Real Estate Equities, Inc.	39,891	7,082,647
American Homes 4 Rent, Class A	219,993	6,379,797
Boston Properties, Inc.	39,824	3,547,920
Brixmor Property Group, Inc.	412,933	4,752,859
Cousins Properties, Inc.	147,810	4,540,723
DiamondRock Hospitality Co.	474,437	2,191,899
Digital Realty Trust, Inc.	72,723	11,674,950
Equinix, Inc.	26,940	21,160,831
Healthpeak Properties, Inc.	207,943	5,674,764
Invitation Homes, Inc.	498,359	14,861,065
JBG SMITH Properties	80,531	2,336,204
MGM Growth Properties LLC, Class A	204,109	5,580,340
Mid-America Apartment Communities, Inc.	81,736	9,742,114
Omega Healthcare Investors, Inc.	115,475	3,739,081
PennyMac Mortgage Investment Trust	92,192	1,737,819
Prologis, Inc.	267,075	28,155,047
QTS Realty Trust, Inc., Class A	115,786	8,330,803
Rayonier, Inc.	101,993	2,833,366
Realty Income Corp.	122,179	7,336,849
Rexford Industrial Realty, Inc.	223,824	10,504,060
SBA Communications Corp.	20,256	6,310,554
STORE Capital Corp.	130,743	3,097,302
Sun Communities, Inc.	70,086	10,507,994
Urban Edge Properties	100,717	1,055,514
VICI Properties, Inc.	235,905	5,121,498
Welltower, Inc.	147,607	7,905,831
Weyerhaeuser Co.	423,438	11,775,811
Wyndham Hotels & Resorts, Inc.	95,167	4,202,575
		218,642,915
TOTAL COMMON STOCKS (Cost $286,612,662)		346,325,795
RIGHTS — 0.1%
Spain — 0.1%
Cellnex Telecom SA(1)(2) (Cost $—)	81,630	341,354
TEMPORARY CASH INVESTMENTS — 0.2%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.50% - 2.125%, 9/15/22 - 12/31/22, valued at $215,862), in a joint trading account at 0.04%, dated 7/31/20, due 8/3/20 (Delivery value $211,669)		211,668
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.25%, 7/31/25, valued at $343,749), at 0.05%, dated 7/31/20, due 8/3/20 (Delivery value $337,001)		337,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	463	463
TOTAL TEMPORARY CASH INVESTMENTS (Cost $549,131)		549,131

TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,575,693)	1,575,693	1,575,693
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $288,737,486)		348,791,973
OTHER ASSETS AND LIABILITIES — (0.3)%		(873,401)
TOTAL NET ASSETS — 100.0%		$347,918,572

SECTOR ALLOCATION
(as a % of net assets)
Industrial	23.1%
Residential	15.6%
Data Centers	14.5%
Diversified	10.6%
Specialty	9.1%
Retail	7.0%
Office	6.4%
Health Care	6.0%
Lodging/Resorts	4.4%
Industrial/Office Mixed	1.7%
Self Storage	1.2%
Cash and Equivalents*	0.4%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $3,076,656. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate market value of the collateral held by the fund was $3,317,261, which includes securities collateral of $1,741,568.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.
Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.
Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.
If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.
The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	21,216,792	—
Belgium	—	5,274,783	—
Canada	—	5,756,600	—
China	8,881,519	10,860,302	—
France	—	1,096,422	—
Germany	—	2,367,612	—
Hong Kong	—	5,727,515	—
India	—	2,163,843	—
Japan	—	33,061,065	—
Singapore	—	7,622,814	—
Spain	—	7,286,821	—
Sweden	—	1,707,802	—
United Kingdom	—	14,658,990	—
Other Countries	218,642,915	—	—
Rights	—	341,354	—
Temporary Cash Investments	463	548,668	—
Temporary Cash Investments - Securities Lending Collateral	1,575,693	—	—
	229,100,590	119,691,383	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.